FORWARD PURCHASE AGREEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
FORWARD PURCHASE AGREEMENT
FORWARD PURCHASE AGREEMENT

5. FORWARD PURCHASE AGREEMENT

On August 14, 2023, the Company entered into Prepaid Forward Purchase Agreement (the “FPA”) with Old iCore and RiverNorth SPAC Arbitrage Fund, L.P., a Delaware limited partnership (the “Purchaser”).

In accordance with the FPA and subject to the terms and conditions set forth therein, the Purchaser purchased the lesser of (a) 1.5 million shares of FGMC Common Stock and (b) such number of shares of FGMC Common Stock as shall, following the Business Combination, not exceed 9.9% of the total number of shares of FGMC Common Stock to be outstanding (such shares to be purchased, the “Forward Purchase Shares”) from public shareholders for a price no greater than the redemption price per share as is indicated in FGMC’s most recently filed periodic report (the “Prepaid Forward Purchase Price”).

In accordance with the terms of the Business Combination, upon the consummation of the Business Combination, each Forward Purchase Share automatically converted into one share of Preferred Stock (including the shares of the Company’s Common Stock underlying the Preferred Stock, the “Purchased Shares”).

Upon the Business Combination closing, 100,000 Purchased Shares were deemed to be “Commitment Shares” and the remaining Purchased Shares were deemed to be “Prepaid Forward Purchase Shares”.

Upon the closing of the Business Combination FGMC caused Purchaser to be paid directly out of the funds held in FGMC’s trust account, a cash amount (the “Prepayment Amount”) equal to the number of Purchased Shares multiplied by the amount paid to redeeming stockholders in connection with the Business Combination (the “Redemption Price”). The Redemption Price was $10.69.

Upon the sale of the Prepaid Forward Purchase Shares (or underlying FGMC Common Stock) by the Purchaser, the Purchaser will remit the Reference Price (as defined below) per share to FGMC. On the earlier to occur of:

•	the occurrence of a “Registration Failure” (as defined in the FPA), and

•

the date that is eighteen months after the closing of the Business Combination (the “Maturity Date”), then, for any Common Stock underlying the Prepaid Forward Purchase Shares not sold by the Purchaser, the Purchaser shall, on the 25th trading day after the Maturity Date (the “Payment Date”), pay the Company an amount equal to (i) the number of Prepaid Forward Purchase Shares that the Purchaser held on the Maturity Date, multiplied by (ii) the lowest daily volume weighted average price per share of FGMC Common Stock during the twenty trading days beginning on the day after the Maturity Date less $0.15.

Any Prepaid Forward Purchase Shares that are held as Preferred Stock by the Purchaser will not be eligible for the earning or payment of dividends.

Between the Maturity Date and the Payment Date, the Purchaser may not sell more than a number of Prepaid Forward Purchase Shares per day equal to the greater of (i) 5% of the Purchased Shares owned by the Purchaser at the Maturity Date and (ii) 10% of the daily trading volume on such date.

The Purchaser has agreed that until the Maturity Date, the Common Stock underlying the Prepaid Forward Purchase Shares may not be sold for a price less than the Reference Price. The “Reference Price” will initially equal the Redemption Price and will be reduced (but never increased) each month commencing on the first day of the month starting 30 days after the Business Combination closing to the volume weighted average price of the FGMC Common Stock for the preceding 10 trading days, but in no event less than $10.00 per share (the “Floor”) unless in the Company’s sole discretion, the Floor is lowered. Any reduction of the Floor shall be accomplished through a written notice from the Company to Purchaser.

The FPA provides for certain registration rights. In particular, FGMC is required to, within 30 calendar days following written request by Purchaser, file with the SEC a registration statement registering the resale of all shares held by Purchaser and have such registration statement declared effective as soon as practicable after the filing thereof.

In August 2024, the parties entered into an amendment which extend the conversion date to the maturity date. In addition, the parties confirmed their agreement that the Prepaid Forward Purchase Shares would not be eligible for dividends or any downside protection while such shares remained as Preferred Stock.

Given the Company has not been able to have the Preferred Stock trade on any exchange, the Company is valuing the Prepaid Forward Purchase Shares at market value as of September 2024 as these share can likely only extra value if converted into Common Stock.

FORWARD PURCHASE AGREEMENT

7. FORWARD PURCHASE AGREEMENT

On August 14, 2023, the Company entered into Prepaid Forward Purchase Agreement (the “FPA”) with Old iCore and RiverNorth SPAC Arbitrage Fund, L.P., a Delaware limited partnership (the “Purchaser”).

In accordance with the FPA and subject to the terms and conditions set forth therein, the Purchaser purchased the lesser of (a) 1.5 million shares of FGMC Common Stock and (b) such number of shares of FGMC Common Stock as shall, following the Business Combination, not exceed 9.9% of the total number of shares of FGMC Common Stock to be outstanding (such shares to be purchased, the “Forward Purchase Shares”) from public shareholders for a price no greater than the redemption price per share as is indicated in FGMC’s most recently filed periodic report (the “Prepaid Forward Purchase Price”).

In accordance with the terms of the Business Combination, upon the consummation of the Business Combination, each Forward Purchase Share automatically converted into one share of Preferred Stock (including the shares of the Company’s Common Stock underlying the Preferred Stock, the “Purchased Shares”).

Upon the Business Combination closing, 100,000 Purchased Shares were deemed to be “Commitment Shares” and the remaining Purchased Shares were deemed to be “Prepaid Forward Purchase Shares”.

Upon the closing of the Business Combination FGMC caused Purchaser to be paid directly out of the funds held in FGMC’s trust account, a cash amount (the “Prepayment Amount”) equal to the number of Purchased Shares multiplied by the amount paid to redeeming stockholders in connection with the Business Combination (the “Redemption Price”). The Redemption Price was $10.69.

Upon the sale of the Prepaid Forward Purchase Shares (or underlying FGMC Common Stock) by the Purchaser, the Purchaser will remit the Reference Price (as defined below) per share to FGMC. On the earlier to occur of:

•	the occurrence of a “Registration Failure” (as defined in the FPA), and

•

the date that is twelve months after the closing of the Business Combination (the “Maturity Date”), then, for any Common Stock underlying the Prepaid Forward Purchase Shares not sold by the Purchaser, the Purchaser shall, on the 25th trading day after the Maturity Date (the “Payment Date”), pay the Company an amount equal to (i) the number of Prepaid Forward Purchase Shares that the Purchaser held on the Maturity Date, multiplied by (ii) the lowest daily volume weighted average price per share of FGMC Common Stock during the twenty trading days beginning on the day after the Maturity Date less $0.15.

Between the Maturity Date and the Payment Date, the Purchaser may not sell more than a number of Prepaid Forward Purchase Shares per day equal to the greater of (i) 5% of the Purchased Shares owned by the Purchaser at the Maturity Date and (ii) 10% of the daily trading volume on such date.

The Purchaser has agreed that until the Maturity Date, the Common Stock underlying the Prepaid Forward Purchase Shares may not be sold for a price less than the Reference Price. The “Reference Price” will initially equal the Redemption Price and will be reduced (but never increased) each month commencing on the first day of the month starting 30 days after the Business Combination closing to the volume weighted average price of the FGMC Common Stock for the preceding 10 trading days, but in no event less than $10.00 per share (the “Floor”) unless in the Company’s sole discretion, the Floor is lowered. Any reduction of the Floor shall be accomplished through a written notice from the Company to Purchaser.

The FPA provides for certain registration rights. In particular, FGMC is required to, within 30 calendar days following written request by Purchaser, file with the SEC a registration statement registering the resale of all shares held by Purchaser and have such registration statement declared effective as soon as practicable after the filing thereof.